Investment Objectives and Goals - Western Asset Government Reserves	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	WESTERN ASSET GOVERNMENT RESERVES
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund seeks maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity.